SEGMENT INFORMATION (Schedule of Revenue by Major Product Group) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of products and services [line items]
Revenue	$ 56,832	$ 62,521	$ 81,149
Clinical Laboratory Member
Disclosure of products and services [line items]
Revenue	42,288	46,036	62,884
Clinical laboratory services [Member]
Disclosure of products and services [line items]
Revenue	5,453	7,272	7,928
Point-of-Care [Member]
Disclosure of products and services [line items]
Revenue	$ 9,091	$ 9,213	$ 10,337